Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Fair Value of Financial Instruments
	Total	Level 1	Level 2	Level 3
Assets:
Total Assets Measured at Fair Value	$-	$-	$-	$-

Liabilities:
Derivative Liability	324,532	-	-	324,532
Total Liabilities Measured at Fair Value	$324,532	$-	$-	$324,532

	Total	Level 1	Level 2	Level 3
Assets
Total Assets Measured at Fair Value	$-	$-	$-	$-

Liabilities
Liability for lack of authorized shares	852,091	-	-	852,091
Derivative Liability	4,235,016	-	-	4,235,016
Total Liabilities Measured at Fair Value	$5,087,107	$-	$-	$5,087,107

Schedule Of Depreciation Estimated Useful Life
Production equipment:	3 to 7 years
Office equipment:	2 to 5 years
Furniture and fixtures:	2 to 5 years

Schedule Of License Minimum Annual Fee

Calendar Year	Minimum Royalties per Calendar Year
2010	$-
2011	$-
2012	$2,500
2013	$5,000	(1)
2014	$7,500	(2)
2015	$10,000	(3)
2016 and each calendar year thereafter	$25,000	(4)

(1) Paid February, 2014
(2) Paid February, 2015
(3) Paid February, 2016
(4) No longer owed due to termination of license agreement effective December 31, 2016

Schedule Of Future Annual Amortization License Fee
Calendar Year	Minimum Royalties per Calendar Year
2012	$-
2013	$5,000	(1)
2014	$7,500	(2)
2015	$10,000	(3)
2016	$10,000	(4)

2017 and each calendar year thereafter	$25,000
(1) Paid February, 2014
(2) Paid February, 2015
(3) Paid February, 2016
(4) $5,399 was paid January 2017 and the remaining $4,601 was paid February 2017.

Earnings (Loss) Per Share
	December 31, 2016	December 31, 2015
Convertible debt	6,441,644	7,848,421
Preferred stock	37,735,920	16,270,000
Common stock options	2,402,500	51,350
Common stock warrants	3,579,505	6,791,003
Total potential dilutive securities	50,159,569	30,960,774